Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Share buy back	[1]		$ 1
Payments for entity's shares		$ 0	208
Retained earnings
Share buy back	[1]		$ 1

[1]	In 2020, the amount of US$1 million together with the amounts paid during the period in respect of an irrevocable contract in place at the beginning of the year to cover the share buy-back programme totalled US$208 million as reported in the cash flow statement.